Investment Objectives and Goals - Russell Investments Multisector Bond ETF	Aug. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Russell Investments Multisector Bond ETF
Objective [Heading]	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	The Fund seeks to provide total return through a high level of current income and capital growth.